Impairment losses and other provisions - Summary of Impairment of Jaguar Land Rover Business (Detail) ₨ in Millions, £ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 GBP (£)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 GBP (£)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss		₨ 4,454.8		₨ 278,379.1	£ 3,105
Tata Motors European Technical Center PLC [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss		2,974.9
Passenger Vehicle Segment [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss	$ 58.9	4,454.8
Property, plant and equipment [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss		125,130.9	£ 1,396
Property, plant and equipment [Member] | Tata Motors European Technical Center PLC [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss		497.4
Property, plant and equipment [Member] | Passenger Vehicle Segment [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss		2,215.0
Right-of-use assets [member] | Tata Motors European Technical Center PLC [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss		2,473.8
Right-of-use assets [member] | Passenger Vehicle Segment [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss		144.3
Other intangible assets [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss		153,167.1	£ 1,709
Other intangible assets [Member] | Tata Motors European Technical Center PLC [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss		3.7
Other intangible assets [Member] | Passenger Vehicle Segment [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss		₨ 2,095.5